Superannuation commitments - Defined benefit balances recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Defined benefit balances recognised
Benefit obligation as at end of year	$ 1,938	$ 2,953
Fair value of plan assets as at end of year	2,212	2,582
Net surplus/(deficit)	274	(371)
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	289	64
Defined benefit deficit included in other liabilities	(15)	(435)
Net surplus/(deficit)	$ 274	$ (371)
Average duration of the defined benefit obligation	12 years	15 years
Parent Entity
Defined benefit balances recognised
Benefit obligation as at end of year	$ 1,883	$ 2,877
Fair value of plan assets as at end of year	2,167	2,524
Net surplus/(deficit)	284	(353)
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	289	64
Defined benefit deficit included in other liabilities	(5)	(417)
Net surplus/(deficit)	$ 284	$ (353)